Transactions with Related Parties - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Remuneration of non-executive directors	$ 280,417	$ 242,782	$ 219,628